UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2004

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

From January 16th (start of investment operations) through October 31, 2004, your Fund gained 1.69%.  For the same period, the Russell 2000 Value Index, our primary benchmark, gained 3.57%, while the S&P 500 Index lost 0.84%.  (Please refer to the chart which follows this section.)  As of October 31, we had only 18% of the Fund’s assets in stocks.  This reflects our conservative approach and an environment where bargains were scarce.  Our goal is to only purchase common stock investments we believe will compensate us for the additional risk.  My view is that we produced a respectable return during the period, with very low risk, because most of our assets remained in guaranteed short-term investments while waiting for better opportunities.  In general, my goal is to hold out for investments that, upon careful analysis, can reasonably be expected to provide a 15% annual return.

I continue to be concerned about the risks posed by higher interest rates.  Higher rates not only tend to slow the economy, but also decrease the value of long-term financial assets such as stocks and long-term bonds.  The Federal Reserve has been increasing short-term rates gradually but persistently.  Although they have stated they intend to take a measured approach, there is at least some risk that foreign exchange markets could become turbulent as a result of the huge U.S. trade and budget deficits.  If the dollar drops rapidly, U.S. bond prices would fall, and interest rates could rise quickly.  If this happens in a short period of time, there could be shocks to the financial markets.  I’m not predicting what will happen, but I believe there are significant risks.  To those who say deficits don’t matter, I’d say it is somewhat like skating on a pond all winter, and concluding the ice will never break; you might be ok in March, but if you keep skating as the weather warms, the odds are against you.

Our Investments

I’ll provide a brief review of our investments in common stocks.  Since different people have different views on how to analyze stocks and terminology can be confusing, I’ll first discuss a couple of my fundamental concepts:

•

Margin of safety.  This term was coined by Ben Graham, who is usually considered to be the father of value investing, and the person who established security analysis as a respected profession.  Margin of safety can take many forms but generally refers to some kind of buffer, such as a low purchase price, to help protect the investor in case things don’t work out quite as expected.

•

Earnings yield.  This is the annual earnings for a stock, divided by the price.  It is the inverse of the P/E ratio.  I like it better than the P/E ratio because it makes it easier to compare stocks with bonds and other interest bearing investments.  For example, if a stock has $0.80 in annual earnings, and the price is $10 per share, the earnings yield is 8%.  I compare this to returns on fixed rate investments such as 10-year treasuries, which have been yielding below 4.5% lately.  To provide other points of reference, the S&P 500 was recently quoted at an earnings yield slightly below 5%, while the Russell 2000 Value Index had an earnings yield of about 6%.  To help provide a “margin of safety” I currently prefer an earnings yield above 6% for stocks.

•

Return on total capital.  The portion of a company’s earnings that aren’t paid out as dividends are generally reinvested in the company and become part of its total capital.  When management reinvests my earnings, I want to get the highest return I can.  Some companies consistently earn over 20% on total capital, but this is rare.  If our earnings can be reinvested at a high rate, the compounding can lead to much better results over time.  Forecasting a company’s future return on total capital can be speculative, so I tend to rely on its historical track record.

The Fund has purchased shares of five companies.  Each of these is briefly reviewed below, using the terminology above.

Utah Medical Products (UTMD) is a tiny company (micro cap, under $100M), that focuses on disposable medical products, especially those used in labor and delivery and neonatal intensive care units.  They have been very profitable, averaging slightly over 25% return on total capital from 1995 through 2003.  In early August, the FDA issued a press release that they were filing a lawsuit against Utah Medical for alleged violations of their Quality System Regulation (QSR).  In one day, their share price dropped by about one third.  After considerable investigation, I concluded the benefits of investing at the reduced share price outweighed the risks.  It is important to note that there were no allegations of any quality problems with actual products, only with their quality control system, and these allegations were credibly defended.  This company has a long and stable history, and has repurchased over half its outstanding shares in the last 10 years.  They have no debt and a large cash balance resulting from a lawsuit they won against Tyco for patent infringement.  Subtracting the excess cash from the price, our purchase was at an earnings yield slightly above 10%.  It may take awhile, but I expect that Utah Medical will be vindicated, and we will make a good profit.  We will collect a 3.1% dividend while we wait.

Craftmade International (CRFT) is also a micro-cap company.  They make ceiling fans and lighting fixtures, that are sold through showrooms, electrical wholesalers and large retail stores.  Their return on total capital averaged a little over 19% for the years 1995 through 2003.  They have very little debt, have increased earnings almost 25% annually over the last 5 years, and pay a 2.0% dividend.  Our investment provides an earnings yield slightly over 7%.

Kenneth Cole Productions (KCP) is a small-cap ($600M) company that makes shoes and accessories.  They have a history of managing their brands well, and as a result, have earned high returns on their invested capital, averaging about 17% in recent years.  They have no debt, and at the time of our purchase, had excess cash of about $5 per share and a 2.1% dividend yield.  They’ve only been paying a dividend for about a year, but have increased it three times during that period.  Subtracting excess cash from our purchase price, our investment has an earnings yield of about 8%.

Timberland (TBL) is a mid-cap company I’ve admired for years.  They make outdoor footwear and have a very strong brand name, no debt, lots of cash and earn impressive returns.  They have averaged about 19% return on total capital since 1993, although the last four years were all above 27%.  They’ve increased earnings at a 24% annual rate for the last 10 years, and have bought back about a quarter of their shares since 1997.  Our Timberland investment provided an earnings yield slightly over 7%.

Unilever (UN) is based in the Netherlands and is one of the largest consumer products companies in the world.  Unilever owns Lipton teas and soups, Wish Bone salad dressings, Promise margarine, Klondike, Breyers, and Ben & Jerry’s ice creams, Wisk, All, and Dove soaps, Q-tips and others.  Since Unilever’s records and dividends are recorded in euros, it provides us with some protection against declines in the dollar.  Our shares of Unilever were purchased at a dividend yield above 3% and an earnings yield of about 8%.  From 1994 through 2003, they averaged about 16% return on total capital.  Unilever has some problems, but it is a massive company with powerful brands.  Based on my criteria and compared to Proctor & Gamble, Unilever’s shares were discounted more than 40%.  We are likely to make money on Unilever if any of the following happens: 1) their earnings increase; 2) their P/E ratio returns to normalcy from its relatively low level; 3) the dollar falls against the euro.

I believe these are strong companies, purchased at reasonable prices that help to provide us with a margin of safety.  I expect them to continue earning high rates on their reinvested earnings, which should give us above-average returns over time.  We will continue looking for more investments with these characteristics.  Unfortunately, widespread enthusiasm for stocks seems to have returned, and bargains have become less common than they were a couple of years ago, especially with regard to small companies.  The metrics I’ve discussed above help provide a reality check when markets are overpriced.  My goal is to exercise restraint and patience when prices are high, even if it means being left behind in a bull market.  The advantage of this approach is that you tend to be less affected by downdrafts that often occur when speculation subsides, and you have cash available if bargains appear.  Usually, you don’t have to wait too long.  Although I can’t promise what our future opportunities or results will be, I can promise I will share in them with you, because I have over $300,000 invested in the Fund.

On a sad note, I have to report the death of Archie Stewart, one of our independent directors, on November 22nd.  He was a very dear friend and I had tremendous respect for him.  His wife, Dr. Barbara Stewart, has been invited to fill our vacated Board seat, where she can help oversee their investment in the Fund.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Thank you for allowing me to work for you.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties.  Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements.  Management of the Fund undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

1/16/04 (start of investment operations) to 10/31/04

$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
Jan-04
Feb-04
Mar-04
Apr-04
May-04
Jun-04
Jul-04
Aug-04
Sep-04
Oct-04
Blankinship Value Fund gained 1.69%
Russell 2000 Value Index gained 3.57%
S&P 500 Index lost 0.84%

Note:  Past performance does not predict future performance and the graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the categories of the Fund’s holdings as of October 31, 2004, and the percent of net asset value represented by each.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 30, 2004 through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 to 10/31/04
Actual	$1,000.00	$1,012.82	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2004

Shares

Cost

Value

Common stocks - 18.0%

Building materials - 3.4%

Craftmade Intl. (CRFT)

800

$15,830

$16,608

Textiles & apparel - 7.9%

Kenneth Cole Productions (KCP)

550

14,872

14,575

* Timberland (TBL)

400

22,536

24,560

Consumer staples - 4.1%

** Unilever NV ADR (UN)

350

20,101

20,402

Healthcare products - 2.5%

Utah Medical Devices (UTMD)

700

    13,278

   12,579

Total common stocks

   86,617

   88,724

U.S. government 16.1%

U.S. Treasury Bills due 1/27/05

80,000

   79,637

   79,637

Certificates of deposit - 39.7%

Cardinal Bank CD 2.7% (no penalty

withdrawal)

100,000

100,000

Community Bank of No. Va. CD

 2.4% (no penalty withdrawal)

   96,000

   96,000

Total certificates of deposit

  196,000

 196,000

Total investments – 73.8%

362,254

364,361

Other assets in excess of liabilities - 26.2%

 129,518

 129,518

Net assets - 100%

$491,772

$493,879

* Non-income producing (does not pay dividends).

** ADR (American Depository Receipt) for Unilever NV, which is based in the Netherlands.  All other common stock holdings are U.S. companies.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2004

Assets:

Investments in securities at fair value (cost $362,254)

         $364,361

Cash

128,569

Accounts Receivable

    Dividends

239

    Interest

          710

Total assets

   493,879

Liabilities:

               -

Net  Assets

 $493,879

Composition of Net Assets:

Shares of common stock, at $.001 par value

$          48

Paid-in capital

        488,230

Net unrealized appreciation of investments

2,107

Net realized loss on investments

(11)

Undistributed net investment income

       3,505

Net assets (equivalent to $10.19 per share based on

48,458 shares of capital stock issued and

outstanding, 100,000,000 authorized)

 $493,879

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the Period January 16, 2004 (start of

investment operations) to October 31, 2004

Investment income:

Dividends (net of foreign

withholding taxes of  $42)

        $   425

Interest

  2,925

Total income

$3,350

Expenses:

Investment advisory fee (Note 2)

1,937

Administrative fee (Note 2)

          969

Total expenses

2,906

Fees waived (Note 2)

  (2,906)

Net expenses

           -

Net Investment Income

   3,350

Realized and unrealized gain (loss) from investments:

Net realized loss on investments

(11)

Net increase in unrealized appreciation of investments

   2,107

Net realized and unrealized gain on investments

    2,096

Net increase in net assets resulting from operations

 $5,446

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

For the Period January 16, 2004 (start of

Investment operations) to October 31, 2004

Increase in net assets from operations:

Net investment income

$  3,350

Net realized gain (loss) on investments

(11)

Net change in unrealized appreciation

on investments

     2,107

Net increase (decrease) in net assets

 resulting from operations

5,446

Distributions to shareholders:

-

Capital share transactions

Shares sold

 387,278

Shares redeemed

             -

Total increase in net assets

392,724

Net assets, beginning of period

  101,155

Net assets, end of year

$493,879

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

2004*

Per share data:

Net asset value – beginning of period

 $10.02

Income from investment operations:

Net investment income

0.05

Net realized and unrealized gains on investments

     0.12

Income from investment operations

     0.17

Less, distributions

           -

Net asset value, end of period

    $10.19

Total return

    1.69%

Ratios and Supplemental Data:

Net Assets, End of Period

$493,879

Ratio of Expenses, after reimbursement, to

Average Net Assets

0.00%

a

Ratio of Expenses, before reimbursement, to

Average Net Assets

        1.50%

a

Ratio of Net Investment Income to

Average Net Assets

1.75%

a

Portfolio turnover rate

    0.00%

a = annualized

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2004

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2004

within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2004

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  MANAGEMENT AGREEMENT AND EXPENSES

The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the period ended October 31, 2004, the Adviser waived a total of $2,906 in fees.  The Adviser has contractually and irrevocably waived all fees under the Management Agreement through January 31, 2005.

3.  INVESTMENTS

For the period January 16, 2004 (start of investment operations) through October 31, 2004, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $86,616 and zero respectively.  At October 31, 2004, the gross unrealized appreciation for all securities totaled $3,103 and the gross unrealized depreciation for all securities totaled $996 or a net unrealized appreciation of $2,107.  The aggregate cost of securities for federal income tax purposes at October 31, 2004 was $362,254.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2004

4.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$

3,505

Undistributed long-term capital gain

$

-

Unrealized appreciation

$

2,107

There were no distributions to shareholders for the period January 16, 2004 (start of investment operations) through October 31, 2004.

As of October 31, 2004, the Fund has available a capital loss carryover of $11.  The carryover expires in 2012.

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2004, 100,000,000 shares of $.001 par value capital stock were authorized and 45,458 shares were issued and outstanding.  Transactions in capital stock were as follows:

Shares

Amount

Shares Sold

38,358

$387,278

Shares issued in reinvestment of

Distributions

             -

               -

38,358

387,278

Shares redeemed

             -

               -

Net increase

   38,358

 $387,278

SANVILLE & COMPANY

Certified Public Accountants

1514 Old York Road

Abington, PA 19001

(215) 884-8460

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of the

Blankinship Value Fund,

A Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc. (the "Fund") including the schedule of investments, as of October 31, 2004 and the related statements of operations, changes in net assets and the financial highlights for the period from January 16, 2004 (start of investment operations) to October 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2004, verified by examination and by correspondence with brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc. as of October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights, for the period from January 16, 2004 (start of investment operations) to October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

/s/ Sanville & Company

December 7, 2004

Certified Public Accountants

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2004

Proxy Voting Guidelines: The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Board of Directors: The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA  22102.

Name Address Age (years of service*)	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 Age: 66 (Less than 1 year)	Director	Retired executive of Verizon Communications.
Archibald N. Stewart, 10022 Lochness Ct. Vienna, VA 22180 Age: 71 (Less than 1 year)	Director (Deceased 11/22/04)	Retired since 1999. Previously, Chairman and a Partner of International Registries, a legal, administrative, and financial services firm.
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 Age: 49 (Less than 1 year)	Director, President, Treasurer, Secretary

As President of Blankinship Corporation, was a consultant specializing in the design and installation of financial accounting systems until 2003. From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm, where he had overall responsibility for Information Technology.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 Age: 55 (Less than 1 year)	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

Notes

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

The Company’s Code of Ethics is attached as an exhibit.

A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $1,800.00 for the initial seed capital audit.  This expense was paid by the Adviser.  There have been no other billings for audit fees.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 10. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(a)(4)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

January 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

January 5, 2005